Non-Controlling Interests - Net Change in Non-Controlling Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of subsidiaries [line items]
Beginning balance	$ 1,552,926	$ 218,933
Contribution from NCI	5,854
Change in ownership interest		(120,721)
Share of loss for the period	(297,924)	69,227
Ending balance	4,390,047	1,552,926
Non-Controlling Interests
Disclosure of subsidiaries [line items]
Beginning balance	4,562	0
Contribution from NCI	5,854
Change in ownership interest	1,081	(35,002)
Ending balance	4,410	4,562
Hempco and Aurora Nordic
Disclosure of subsidiaries [line items]
Share of loss for the period	(14,526)
Hempco and Aurora Nordic | Non-Controlling Interests
Disclosure of subsidiaries [line items]
Beginning balance	4,562
Contribution from NCI	5,854
Change in ownership interest	1,081
Share of loss for the period	(7,087)
Ending balance	$ 4,410	$ 4,562